Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000097933 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000097933 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097933 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097933 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097933 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097933 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097933 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097933 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097933 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097933 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097933 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	88.50%
C000097933 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.50%
C000097933 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000097933 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000097933 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000097932 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000097932 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097932 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097932 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097932 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097932 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097932 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097932 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097932 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097932 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097932 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	88.50%
C000097932 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.50%
C000097932 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000097932 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000097932 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000112453 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112453 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112453 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112453 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112453 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112453 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112453 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112453 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112453 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112453 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112453 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	88.50%
C000112453 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.50%
C000112453 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112453 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000112453 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000112454 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112454 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112454 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112454 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112454 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112454 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112454 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112454 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112454 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112454 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112454 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	88.50%
C000112454 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.50%
C000112454 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112454 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000112454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000158840 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158840 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158840 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158840 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158840 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158840 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158840 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158840 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158840 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158840 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158840 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	88.50%
C000158840 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	11.50%
C000158840 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158840 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000158840 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000097936 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000097936 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097936 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097936 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097936 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097936 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097936 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097936 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.70%
C000097936 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.30%
C000097936 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097936 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097936 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097936 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097937 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000097937 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097937 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097937 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097937 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097937 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097937 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097937 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.70%
C000097937 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.30%
C000097937 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097937 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097937 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097937 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112457 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112457 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000112457 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112457 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112457 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112457 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112457 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112457 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.70%
C000112457 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.30%
C000112457 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112457 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112457 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000112457 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112458 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112458 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000112458 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112458 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112458 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112458 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112458 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112458 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.70%
C000112458 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.30%
C000112458 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112458 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112458 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000112458 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158842 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000158842 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158842 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158842 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158842 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158842 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158842 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158842 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.70%
C000158842 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.30%
C000158842 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158842 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158842 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000158842 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097934 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097934 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000097934 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000097934 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097934 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097934 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097934 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097934 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.10%
C000097934 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.90%
C000097934 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097934 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000097934 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000097934 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097935 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097935 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000097935 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000097935 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097935 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097935 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097935 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097935 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.10%
C000097935 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.90%
C000097935 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097935 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000097935 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000097935 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112455 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112455 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000112455 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000112455 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112455 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112455 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112455 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112455 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.10%
C000112455 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.90%
C000112455 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112455 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000112455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112455 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112456 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112456 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000112456 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000112456 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112456 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112456 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112456 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112456 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.10%
C000112456 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.90%
C000112456 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112456 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000112456 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112456 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158841 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158841 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000158841 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000158841 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158841 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158841 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158841 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158841 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.10%
C000158841 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.90%
C000158841 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158841 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000158841 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000158841 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%